Note 9 - Acquisition of Business (Tables)	3 Months Ended
Jun. 30, 2018
EdgePower Inc. [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
NET ASSETS ACQUIRED

Working capital	$993
Intangible assets	14,198
Goodwill	7,673
Deferred tax liabilities	(3,820)
Total consideration	$19,044

Cash paid, net of working capital adjustment	$9,534
Common shares issued	9,510
Total consideration	$19,044

Intell Enercare Solutions Inc. [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
NET ASSETS ACQUIRED

Intangible assets	$877
Goodwill	9,979
Working capital	(637)
Deferred tax	(232)
Total consideration	$9,987

Cash paid, net of estimated working capital adjustment	$2,199
Contingent consideration	7,788
Total consideration	$9,987